RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		6 Months Ended
	Apr. 18, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Loan repaid		$ 157,185
Mr. Heng Fei Yang [Member]
Related Party Transaction [Line Items]
Collected advances from related party		41,266	177,564
Loan repaid		157,185	0
Outstanding loan balance		619,277		$ 734,095
Suzhou Aixi Health Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Collected advances from related party		0	$ 95,414
Sale value	$ 253,000
Advances from related parties		$ 0		$ 0